RELATED PARTY TRANSACTIONS - Capesize Chartering LTD (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Revenues	$ 409,900	$ 581,849